UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21477

Name of Fund: Western Asset/Claymore U.S. Treasury Inflation-Protected Securities Fund 2

Address of Principal Executive Offices:

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Gregory B. McShea

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Registrant’s telephone number, including area code: (626) 844-9400

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1 – Report to Shareholders

Western Asset/Claymore U.S. Treasury

Inflation Protected Securities Fund 2

Semi-Annual Report to Shareholders

June 30, 2004

Semi-Annual Report to Shareholders

STATISTICAL HIGHLIGHTS

(Amounts in Thousands, except per share amounts)

June 30, 2004
Net Asset Value	$825,485
Per Share	$13.49
Market Value Per Share	$12.20
Net Investment Income	$29,053
Per Share	$0.47
Dividends Paid to Common Shareholders	$12,612
Per Share	$0.21

The Fund

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (“WIW” or the “Fund”) is a closed-end, diversified management investment company which seeks to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Substantially all of the net investment income is distributed to the shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The shares are listed on the New York Stock Exchange where they are traded under the symbol WIW.

Investment Policies

The Fund’s investment policies include, among others, that its portfolio be invested as follows:

•	At least 80% of total managed assets in U.S. Treasury Inflation-Protected Securities.

•	Up to 20% of total managed assets in corporate bonds or other securities and instruments, including securities and instruments of issuers located in developing or “emerging market” countries.

•	Preferred shares, together with other forms of leverage (including reverse repurchase agreements and dollar roll transactions), will not exceed 38% of the Fund’s total managed assets.

Performance Information

Total return on market value measures investment performance in terms of appreciation or depreciation in market value per share, plus dividends and any capital gain distributions. Total return on net asset value measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. Both assume that dividends and distributions were reinvested at prices obtained under the Fund’s dividend reinvestment plan. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

	Since InceptionA	Second Quarter 2004
Total Fund Investment Return Based on:
Market Value	(17.36)%	(18.18)%
Net Asset Value	(4.38)%	(6.57)%
Lehman U.S. Treasury Inflation Notes IndexB	(1.54)%	(3.10)%
Lehman U.S. Treasury Inflation Notes Index (1-10 Years)C	(0.85)%	(2.17)%
Barclays U.S. Government Inflation-Linked Index (All Maturities)D	(1.57)%	(3.10)%

A	The Fund’s inception date is February 27, 2004.
B	An unmanaged index consisting of all inflation-protected securities issued by the U.S. Treasury.
C	This index is the 1 to 10 year component of the U.S. Treasury Inflation Notes Index.
D	This index is the U.S. component of the Barclays Global Inflation-Linked Index, which measures the performance of the major government inflation-linked bond markets.

Semi-Annual Report to Shareholders

STATISTICAL HIGHLIGHTS—Continued

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit http://www.westernclaymore.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

Dividend Reinvestment Plan

The Fund and EquiServe Trust Company N.A. (“Agent”), as the Transfer Agent and Registrar of WIW, offer a convenient way to add shares of WIW to your account. WIW offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of WIW unless the shareholder elects otherwise.

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of WIW, if the market price of the shares on the date of the distribution is at or above the net asset value (“NAV”) of the shares, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of WIW through a broker on the open market. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent.

Additional Information Regarding the Plan

WIW will pay all costs applicable to the Plan, with the exceptions noted below. Brokerage commissions for open market purchases by the Agent under the Plan will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to EquiServe Trust Company, N.A., P.O. Box 43011, Providence, Rhode Island 02940-3011—Investor Relations telephone number (800) 426-5523.

Proxy Voting Policies and Procedures

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-345-7999 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information relating to the Fund) from the Securities and Exchange Commission’s website (http://www.sec.gov).

Semi-Annual Report to Shareholders

PORTFOLIO DIVERSIFICATION

June 30, 2004 (Unaudited)

*EXPRESSED AS A PERCENTAGE OF THE PORTFOLIO

The pie chart and bar chart above represent the Fund’s portfolio as of June 30, 2004. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time. U.S. Treasury Inflation-Protected Securities are unrated, but are backed by the full faith and credit of the government of the United States of America and are therefore considered by the Fund’s investment adviser to be comparable to bonds rated AAA/Aaa.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

June 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	158.6%

U.S. Government and Agency Obligations	133.4%

Indexed SecuritiesA
United States Treasury Inflation-Protected Security		1.875%	7/15/13	$241,751	$238,814
United States Treasury Inflation-Protected Security		2.000%	1/15/14	866,782	861,635
United States Treasury Inflation-Protected Security		3.875%	4/15/29	572	729

Total U.S. Government and Agency Obligations (Identified Cost—$1,151,802)					1,101,178
Corporate Bonds and Notes	2.8%

Electric	0.6%
The AES Corporation		8.875%	2/15/11	5,000	5,187

Gas and Pipeline Utilities	1.1%
Dynegy Holdings Inc.		8.750%	2/15/12	5,000	4,750
The Williams Companies, Inc.		7.500%	1/15/31	5,000	4,525

					9,275

Health Care	0.6%
Tenet Healthcare Corporation		7.375%	2/1/13	5,000	4,525

Oil and Gas	0.5%
El Paso Corporation		7.750%	1/15/32	5,000	4,013

Total Corporate Bonds and Notes (Identified Cost—$23,780)					23,000
Yankee BondsB	22.4%

Electric Utilities	0.6%
Empresa Nacional de Electricidad S.A.		7.875%	2/1/27	5,000	4,682

Foreign Governments	19.9%
Federative Republic of Brazil		14.500%	10/15/09	15,510	18,069
Federative Republic of Brazil		8.000%	4/15/14	9,769	8,914
Federative Republic of Brazil		12.750%	1/15/20	4,100	4,367
Federative Republic of Brazil		10.125%	5/15/27	15,105	13,444
Federative Republic of Brazil		11.000%	8/17/40	9,810	9,246
Republic of Colombia		11.750%	2/25/20	15,980	17,458
Republic of Ecuador		7.000%	8/15/30	11,670	8,227	C
Republic of El Salvador		8.250%	4/10/32	5,030	4,678	D
Republic of Panama		9.375%	1/16/23	13,940	14,219

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee Bonds—Continued

Foreign Governments—Continued
Republic of Peru		8.750%	11/21/33	$15,260	$13,398
Russian Federation		5.000%	3/31/30	36,800	33,598	C
United Mexican States		11.500%	5/15/26	13,470	18,885

					164,503

Oil and Gas (Exploration and Production)	0.6%
Petroleos Mexicanos		8.625%	12/1/23	4,410	4,542	D

Special Purpose	1.3%
Petrozuata Finance, Inc.		8.220%	4/1/17	11,525	10,834	D

Total Yankee Bonds (Identified Cost — $198,565)					184,561

Total Long-Term Securities (Identified Cost — $1,374,147)					1,308,739
Short-Term Securities	1.4%

U.S. Government and Agency Obligations	0.7%
Fannie Mae		0.000%	9/8/04	5,580	5,566	E,F

Options PurchasedG	0.7%
Emerging Markets Bond Index Put, July 2004, Strike Price $274.35				50,000H	1
Emerging Markets Bond Index Put, August 2004, Strike Price $252.90				50,000H	0
U.S. Treasury Bond Futures Call, August 2004, Strike Price $112.00				670H	10
U.S. Treasury Note Futures Call, August 2004, Strike Price $120.00				3,900H	61
U.S. Treasury Note Futures Put, September 2004, Strike Price $106.00				3,813H	894
U.S. Treasury Note Futures Put, September 2004, Strike Price $107.00				2,500H	1,133
U.S. Treasury Note Futures Put, September 2004, Strike Price $108.00				2,175H	1,393
U.S. Treasury Note Futures Put, September 2004, Strike Price $109.00				2,625H	2,789

					6,281

Total Short-Term Securities (Identified Cost—$25,920)					11,847
Total Investments (Identified Cost—$1,400,067)	160.0%				1,320,586
Other Assets Less Liabilities	(10.3)%				(85,101)
Liquidation Value of Preferred Shares	(49.7)%				(410,000)

Net Assets Applicable to Common Shareholders	100.0%				$825,485

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2—Continued

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Options WrittenG
U.S. Treasury Bond Futures Call, Strike Price $107	August 2004	670	$(97)
U.S. Treasury Note Futures Call, Strike Price $109	September 2004	3,900	(1,848)

			$(1,945)

A	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
B	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
C	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
D	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 2.4% of net assets.
E	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Collateral to cover options contracts.
G	Options are discussed in more detail in the notes to financial statements.
H	Represents actual number of contracts.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Assets:
Investments, at value (cost—$1,374,147)	$1,308,739
Short-term securities, at value (cost—$5,566)	5,566
Options purchased (cost—$20,354)	6,281

		$1,320,586
Cash		147
Interest receivable		15,316

Total assets		1,336,049

Liabilities:
Options written (proceeds—$3,930)		5,875
Payable for:
Reverse repurchase agreement and interest payable		91,669
Offering expense		914
Investment advisory fee		359
Investment management fee		293
Administrative fee		10
Income distribution		1,332
Accrued expenses and other liabilities		112

Total liabilities		100,564

Preferred Shares:
No par value, 16 shares authorized, issued and outstanding, $25 liquidation value per share (Note 5)		410,000

Net Assets Applicable to Common Shareholders		$ 825,485

Capital:
Common shares, no par value, unlimited number of shares authorized, 61,184 shares issued and outstanding (Note 4)		$869,950
Under/(over) distributed net investment income		15,742
Accumulated net realized gain/(loss) on investments and options		21,219
Net unrealized appreciation/(depreciation) on investments and options		(81,426)

Net Assets		$825,485

Net asset value per common share ($825,485 ÷ 61,184 common shares issued and outstanding)		$13.49

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS

(Amounts in Thousands) (Unaudited)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

FOR THE PERIOD ENDED JUNE 30, 2004A
Investment Income:
Interest income	$32,955

Expenses:
Advisory and administration fees	2,600
Custodian fees	115
Audit and legal fees	31
Trustees’ fees and expenses	8
Preferred share auction fees	112
Registration fees	13
Reports to shareholders	17
Transfer agent and shareholder servicing expense	27
Other	2

Total operating expenses	2,925
Interest expense	977

Total expenses	3,902

Net Investment Income	29,053

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	1,654
Options	19,565
Change in unrealized appreciation/(depreciation) of investments and options	(81,426)

Net Realized and Unrealized Gain/(Loss) on Investments	(60,207)

Change in Net Assets Resulting From Operations	$(31,154)

A	For the period February 27, 2004 (commencement of operations) to June 30, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

FOR THE PERIOD ENDED JUNE 30, 2004A
Increase in Net Assets Applicable to Common Shareholders:	(UNAUDITED)
Net investment income	$29,053
Net realized gain/(loss) on investments and options	21,219
Change in unrealized appreciation/(depreciation) of investments and options	(81,426)

Change in net assets resulting from operations	(31,154)

Dividends to Preferred Shareholders:
From net investment income	(699)

Distributions to Common Shareholders:
From net investment income	(12,612)

Capital Transactions:
Net proceeds from initial offering	874,900
Offering costs from common shares issuance	(1,833)
Offering costs from preferred shares issuance	(502)
Sales load on issuance of preferred shares	(4,100)
Reinvestment of dividends resulting in the issuance of common shares	1,385

869,850

Net increase in net assets applicable to common shareholders	825,385

Net Assets:
Beginning of period	100

End of period	$825,485

Under/(over) distributed net investment income	$15,742

A	For the period February 27, 2004 (commencement of operations) to June 30, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF CASH FLOWS

(Amounts in Thousands) (Unaudited)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

	FOR THE PERIOD ENDED JUNE 30, 2004A
Increase/(Decrease) in Cash:
Cash flows provided from/(used for) operating activities:
Purchased interest	$(10,313	)B
Interest received	4,858
Expenses paid	(2,128)
Interest expense paid	(971)
Purchase of long-term portfolio investments	(1,603,168)
Proceeds from sale of long-term portfolio investments	252,857
Net purchases in excess of proceeds from sales of short-term portfolio transactions	(5,442)
Net premiums received from written options transactions	3,930

Net cash provided by/(used for) operating activities	(1,360,377)

Cash flows provided by/(used for) financing activities:
Net cash provided by initial public offering	874,594
Cash provided by reverse repurchase agreements	91,664
Net cash provided by preferred shares initial public offering	404,761
Cash distributions paid to common shareholders	(9,896)
Cash distributions paid to preferred shareholders	(699)

Net cash provided by financing activities	1,360,424

Net increase in cash:
Cash at beginning of period	100

Cash at end of period	$147

Reconciliation of Net Decrease in Net Assets Resulting From Operations to Net Cash Used for Operating Activities:
Net decrease in net assets resulting from operations	$(31,154)

Increase in investments	(1,377,134)
Net realized gain on investment transactions and options	(21,219)
Net change in unrealized appreciation/(depreciation) of investments	81,426
Increase in interest and dividends receivable	(15,316)
Increase in accrued expenses and other liabilities	3,020

Total adjustments	(1,329,223)

Net cash provided by/(used for) operating activities	$(1,360,377)

A	For the period February 27, 2004 (commencement of operations) to June 30, 2004.
B	Amount is negative due to purchased interest that, although a receivable, is not considered income.

See notes to financial statements.

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per-share operating performance data for a share of common stock outstanding throughout the period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE PERIOD ENDED JUNE 30, 2004A
Per Share Operating Performance:	(UNAUDITED)
Net asset value, beginning of period	$14.33	B

Net investment income	.47
Net realized and unrealized gain/(loss) on investments	(1.06)
Dividends paid to preferred shareholders	(.01)

Total from investment operations	(.60)

Dividends paid to common shareholders from net investment income	(.21)

Offering costs charged to paid-in capital	(.03)

Net asset value, end of period	$13.49

Market value per share, end of period	$12.20

Total Investment Return Based on:C
Market Value	(17.36)%
Net asset value	(4.38	)%D

Ratios and Supplemental Data:
Ratio of expenses to average weekly net assets (including interest expense) attributable to:
Common shares	1.42	%E
Total managed assetsF	.92	%E
Ratio of net investment income to average weekly net assets attributable to:
Common shares	10.61	%E
Total managed assetsF	6.81	%E

Portfolio turnover rate	22%	G

Net assets at end of period (in thousands)	$825,485

A	For the period February 27, 2004 (commencement of operations) to June 30, 2004.
B	Net of sales load of $0.675 on initial shares issued.
C	Total investment return is calculated assuming a purchase of a common share on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
D	Not annualized. Total return on NAV includes offering costs. If offering costs were excluded, the total return would be (4.15)%.
E	Annualized.
F	Includes liquidation value of preferred shares.
G	Not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, closed-end management investment company. The Fund commenced operations on February 27, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day or, in the absence of any such sales, the bid price obtained from quotation reporting systems, pricing services or other approved methods. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting under their supervision. The factors considered in making such valuations are subject to change over time and are reviewed periodically. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of investment securities (excluding short-term investments, U.S. government securities and U.S. government agencies) aggregated $256,996 and $31,797, respectively, for the period ended June 30, 2004. Purchases and sales of U.S. government and government agency obligations were $1,345,956 and $217,442, respectively, for the period ended June 30, 2004.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Semi-Annual Report to Shareholders

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must maintain collateral in a segregated account consisting of liquid assets with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions.

Distributions to Common Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividends earned less expenses. All premiums and discounts are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security, and serve to reduce or increase interest income. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid monthly. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under tax regulations.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

3. Financial Instruments:

Options Transactions

As part of its investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase that put option.

Written option:	Impact on Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the portfolio of investments. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

Activity in written call and put options during the period was as follows:

	Calls		Puts
	Actual Contracts	Premiums	Actual Contracts	Premiums
Options written	13,120	$11,412	1,000	$542
Options closed	(5,400)	(6,164)	(1,000)	(542)
Options expired	(3,150)	(1,318)	—	—
Options exercised	—	—	—	—

Options outstanding at June 30, 2004	4,570	$3,930	—	$—

Semi-Annual Report to Shareholders

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Fund will not enter into any swap agreement unless Western Asset Management Company (the “Investment Manager”) believes that the other party to the transaction is creditworthy, the Fund does bear the risk of loss of the amount expected to be received under the swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Fund had no open swap agreements at June 30, 2004.

Futures

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund may enter into futures contracts for various reasons, including in connection with its interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contract primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information. The Fund had no open futures positions at June 30, 2004.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or take other actions permitted by law to cover its obligations.

At the time the Fund enters into a reverse repurchase agreement, it will segregate, on its books, cash, U.S. government securities or other liquid high grade debt obligations having a value at least equal to the repurchase price or take other actions permitted by law to cover its obligations. For the period ended June 30, 2004, the average amount of reverse repurchase agreements outstanding was $295,848 and the daily weighted average interest rate was 1%.

4. Common Shares:

On February 27, 2004, the Fund completed the initial public offering of 53,350 of common stock. Proceeds paid to the Fund amounted to $763,972 after deduction of sales load of $36,011 and underwriting commissions of $267.

On March 16, 2004, the Fund’s underwriters exercised an option to purchase an additional 4,500 shares of common stock. Proceeds paid to the Fund amounted to $64,440 after deduction of sales load of $3,038 and underwriting commissions of $23.

On April 13, 2004, the Fund’s underwriters exercised an option to purchase an additional 3,225 shares of common stock. Proceeds paid to the Fund amounted to $46,182 after deduction of sales load of $2,177 and underwriting commissions of $16.

Of the 61,184 shares of common stock outstanding at June 30, 2004, the Investment Manager owned 7 shares.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

5. Preferred Shares (amounts are not in thousands):

There are 16,400 shares of Auction Market Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the “Bylaws”), or as otherwise determined by the Trustees. The 16,400 Preferred Shares outstanding consist of five series: 3,280 shares each of Series M, Series T, Series W, Series TH, and Series F. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Dividends on the Series M, Series W and Series F Preferred Shares are cumulative and are paid at a rate typically reset every 7 days based on the results of an auction. The rate for Series T and Series TH is reset every 28 days. Dividend rates ranged from 1.17% to 1.60% from May 7, 2004 to June 30, 2004. Under the 1940 Act, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect two Trustees of the Fund.

6. Securities Loaned:

The Fund may lend its portfolio securities in order to earn income. The Fund will receive collateral in cash or high quality securities at least equal to the current value of the loaned securities. The Fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities. As of June 30, 2004, there were no securities on loan.

7. Transactions With Affiliates and Certain Other Parties:

The Fund has entered into an Investment Advisory Agreement with Claymore Advisors, LLC (“Investment Adviser”), which provides for payment of a monthly fee computed at the annual rate of 0.60% of the Fund’s average weekly assets. The Investment Adviser has, in turn, entered into an Investment Management Agreement with the Investment Manager, pursuant to which the Investment Manager provides investment management services to the Fund. In exchange for the services provided by the Investment Manager, the Investment Adviser pays a portion of the fees it receives from the Fund to the Investment Manager, at the annual rate of 0.27% of the Fund’s average weekly assets. “Average weekly assets” means the average weekly value of the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). For purposes of calculating “average weekly assets,” neither the liquidation preference of any preferred shares outstanding nor any liabilities associated with any instrument or transactions used by the Investment Manager to leverage the Fund’s portfolio (whether or not such instruments or transactions are “covered” as described in the prospectus) is considered a liability.

Under the administrative agreement with the Fund, Legg Mason Fund Adviser, Inc. (“Administrator”), an affiliate of Western Asset, provides certain administrative and accounting functions for the Fund. In consideration for these services, the Fund will pay the Administrator a fee, paid monthly, at an annual rate of $125.

8. Trustee Compensation (dollar amounts are not in thousands):

Each Independent Trustee currently receives a fee of $8,000 annually for serving as a Trustee of the Fund and a fee of $1,000 and related expenses for each meeting of the Board of Trustees attended. The Chairman of the Board receives an additional $1,500 per year for serving in that capacity. Audit Committee members receive $500 for each meeting, and the Audit Committee Chairman receives an additional $1,500 annually. Other committee members receive $500 per meeting.

Western Asset/Claymore U.S. Treasury

Inflation Protected Securities Fund 2

The Board of Trustees

Peter Erichsen, Chairman *†

Randolph L. Kohn, President

Nicholas Dalmaso

Ronald A. Nyberg *†

Ronald E. Toupin, Jr. *†

* Member of Governance and Nominating Committee

† Member of Audit Committee

Officers

Gregory B. McShea, Vice President

Marie K. Karpinski, Treasurer and Principal Financial and Accounting Officer

Steven M. Hill, Assistant Treasurer

Erin K. Morris, Assistant Treasurer

Heidemarie Gregoriev, Secretary

Richard C. Sarhaddi, Assistant Secretary

Investment Manager

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Investment Adviser

Claymore Advisors, LLC

2455 Corporate West Drive

Lisle, IL 60532

Transfer Agent

EquiServe Trust Company, N.A.

P.O. Box 43011

Providence, RI 02940-3011

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees, and on such terms as the Board of Trustees shall determine.

WIW-SAR-04

Item 2 – Code of Ethics

Not applicable for semi-annual reports.

Item 3 – Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4 – Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5 – Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6 – Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 – Disclosure of Proxy Voting Policies and Procedures

Not applicable for semi-annual reports.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders

The Governance and Nominating Committee will accept recommendations for nominees to the Registrant’s Board of Directors from shareholders. Shareholders may forward recommendations the Registrant’s Secretary at 385 East Colorado Boulevard, Pasadena, California 91101, Attn: Secretary. The Governance and Nominating Committee has approved the following procedures for shareholders to submit nominees to the Registrant’s Board of Directors:

Procedures for Shareholders to Submit Nominee Candidates

(As of May 3, 2004)

A Fund shareholder must follow the following procedures in order to properly submit a nominee recommendation for the Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

2.	The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than one hundred and twenty (120) calendar days nor more than one hundred and thirty-five (135) calendar days prior to the date of the Board or shareholder meeting at which the nominee would be elected.

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to trustee nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Fund); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of Trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a trustee if elected; (iii) the recommending shareholder’s name as it appears on the Fund’s books; (iv) the class or series and number of all shares of the Fund owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board.

Item 10 – Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11 – Exhibits

(a) File the exhibits listed below as part of this Form.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation-Protected Securities Fund 2

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation-Protected Securities Fund 2

Date: 8/24/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation-Protected Securities Fund 2

Date: 8/24/04

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset/Claymore U.S. Treasury Inflation-Protected Securities Fund 2

Date: 8/24/04